LEASES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) renewalTerm	Dec. 31, 2020 USD ($)	Jun. 30, 2022	Jun. 30, 2021
Leases
Operating lease cost | $	$ 5,458	$ 796
Initial operating lease term	10 years
Operating lease, number of renewal terms | renewalTerm	2
Operating lease, renewal term	5 years
Weighted average incremental borrowing rate	7.67%	9.14%	7.66%	9.14%
Weighted average lease term	18 years 8 months 8 days	17 years 8 months 12 days	18 years 2 months 15 days	18 years 8 months 26 days